Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015
Subsequent Event [Line Items]
Cash distribution paid, date paid		Feb. 13, 2015
Cash distribution paid, per unit	$ 0.752	$ 1.795
Cash distribution paid, aggregate	$ 20,779	$ 40,481	$ 21,954
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distribution paid, per unit	$ 0.435	$ 0.490		$ 0.49
Cash distribution paid, aggregate				$ 11,500
Distribution made to limited partner distributions paid per unit annualized basis				$ 1.96